Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	LBGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$135	1.16%
[1]
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Mid Cap Growth Fund returned 33.59%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 38.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

↓
Super Micro Computer, a manufacturer of high-performance server and storage solutions based on modular and open architecture within the IT sector, as unexpected financial reporting and regulatory issues came to light the Fund exited the position.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	33.59	12.18	10.16
Class A (with sales charge)	26.23	10.85	9.51
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Growth Index	38.67	11.46	11.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 260,346,328
Holdings Count | $ / shares	71	[2]
Advisory Fees Paid, Amount	$ 1,523,390
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$260,346,328
Total Number of Portfolio Holdings*	71
Total Management Fee Paid	$1,523,390
Portfolio Turnover Rate	23%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	LBGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$219	1.88%
[3]
Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Mid Cap Growth Fund returned 32.61%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 38.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

↓
Super Micro Computer, a manufacturer of high-performance server and storage solutions based on modular and open architecture within the IT sector, as unexpected financial reporting and regulatory issues came to light the Fund exited the position.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	32.61	11.37	9.33
Class C (with sales charge)	31.61	11.37	9.33
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Growth Index	38.67	11.46	11.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 260,346,328
Holdings Count | $ / shares	71	[4]
Advisory Fees Paid, Amount	$ 1,523,390
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$260,346,328
Total Number of Portfolio Holdings*	71
Total Management Fee Paid	$1,523,390
Portfolio Turnover Rate	23%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	LCMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$169	1.45%
[5]
Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Mid Cap Growth Fund returned 33.27%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 38.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

↓
Super Micro Computer, a manufacturer of high-performance server and storage solutions based on modular and open architecture within the IT sector, as unexpected financial reporting and regulatory issues came to light the Fund exited the position.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	33.27	11.86	9.79
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Growth Index	38.67	11.46	11.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 260,346,328
Holdings Count | $ / shares	71	[6]
Advisory Fees Paid, Amount	$ 1,523,390
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$260,346,328
Total Number of Portfolio Holdings*	71
Total Management Fee Paid	$1,523,390
Portfolio Turnover Rate	23%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	LBGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$99	0.85%
[7]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Mid Cap Growth Fund returned 34.02%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 38.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

↓
Super Micro Computer, a manufacturer of high-performance server and storage solutions based on modular and open architecture within the IT sector, as unexpected financial reporting and regulatory issues came to light the Fund exited the position.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	34.02	12.53	10.48
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Growth Index	38.67	11.46	11.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 260,346,328
Holdings Count | $ / shares	71	[8]
Advisory Fees Paid, Amount	$ 1,523,390
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$260,346,328
Total Number of Portfolio Holdings*	71
Total Management Fee Paid	$1,523,390
Portfolio Turnover Rate	23%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Mid Cap Growth Fund
Class Name	Class IS
Trading Symbol	LCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Mid Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$88	0.75%
[9]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Mid Cap Growth Fund returned 34.13%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 38.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, a mobile technology company that engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content within the IT sector, saw its software segment continue to grow, powered by its proprietary targeting software platform that has incorporated artificial intelligence (AI) capabilities.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Five Below, a specialty value retailer within the consumer discretionary sector, had its share price impacted by elevated shrink, as well as persistent inflationary pressures weighing on lower-end consumers. Declining sales, elevated shrink and the departure of the company’s CEO ultimately contributed to the security not being held at period-end.

↓
Aptiv, a Tier 1 automotive parts supplier to global automakers within the consumer discretionary sector, faced pressure stemming from the United Auto Workers strike in 2023, along with headwinds to the broader auto cycle and a slowing in electric vehicle adoption that weighed on margins (not held at period-end).

↓
Super Micro Computer, a manufacturer of high-performance server and storage solutions based on modular and open architecture within the IT sector, as unexpected financial reporting and regulatory issues came to light the Fund exited the position.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	34.13	12.63	10.55
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Growth Index	38.67	11.46	11.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 260,346,328
Holdings Count | $ / shares	71	[10]
Advisory Fees Paid, Amount	$ 1,523,390
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$260,346,328
Total Number of Portfolio Holdings*	71
Total Management Fee Paid	$1,523,390
Portfolio Turnover Rate	23%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.